CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	5 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Revenues:
Room revenue	$ 0	$ 37,911
Other revenue	0	4,180
Total revenue	0	42,091
Expenses:
Operating expense	0	10,586
Hotel administrative expense	0	3,477
Sales and marketing	0	3,569
Utilities	0	1,592
Repair and maintenance	0	1,409
Franchise fees	0	1,839
Management fees	0	1,265
Taxes, insurance and other	0	2,545
General and administrative	28	3,062
Acquisition related costs	0	11,265
Depreciation expense	0	6,009
Total expenses	28	46,618
Operating loss	(28)	(4,527)
Interest expense, net	(3)	(607)
Net loss	$ (31)	$ (5,134)
Basic and diluted net loss per common share (in Dollars per share)	$ (3,083.50)	$ (0.18)
Weighted average common shares outstanding—basic and diluted (in Shares)	0	29,333